Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Borrowings - Schedule of Borrowings (Table)

	December 31, 2020	December 31, 2019
Eurobank Ergasias S.A. $52,000	—	28,758
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank	36,328	39,453
Ship Mortgage Notes $670,000	602,600	658,000
Deutsche Bank AG Filiale Deutschlandgeschaft and Skandinaviska Enskilda Banken AB	16,099	39,173
BNP Paribas $44,000	24,000	28,000
HSH $24,000	15,991	18,280
HCOB $31,800	28,416	31,800
Deutsche Bank AG Filiale Deutschlandgeschaft	—	32,500
Eurobank S.A. $20,800	19,200	—
Total credit facilities	742,634	875,964
Sale and Leaseback Agreements–$71,500	55,115	62,563
Sale and Leaseback Agreements–$103,155	88,654	97,723
Sale and Leaseback Agreements–$15,000	12,344	14,219
Sale and Leaseback Agreements–$47,220	40,408	45,858
Sale and Leaseback Agreements–$90,811	79,504	90,811
Sale and Leaseback Agreements–$72,053	68,470	—
Total borrowings	1,087,129	1,187,138
Less: Deferred finance costs, net	(10,826)	(14,638)
Add: bond premium	284	617
Less: current portion of credit facilities, net of deferred finance costs	(666,027)	(141,214)
Less: current portion of Sale and Leaseback Agreements, net of deferred finance costs	(38,745)	(31,739)
Total long-term borrowings, net of current portion, bond premium and deferred finance costs	$371,815	$1,000,164

Borrowings - Long-Term Debt Obligations (Table)

December 31, 2020
Long-Term Debt Obligations:
Year
December 31, 2021	709,222
December 31, 2022	89,920
December 31, 2023	52,719
December 31, 2024	102,964
December 31, 2025	22,089
December 31, 2026 and thereafter	110,215
Total	$1,087,129